Other Income (Expenses), Net	12 Months Ended
Dec. 31, 2021
Nonoperating Income (Expense) [Abstract]
Other Income, Net	OTHER INCOME (EXPENSES), NET

	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Pension non-service cost	$(11,715)	$(13,643)	$(10,920)
Gain on sale of investment(1)	—	16,727	—
Revaluation of investment(2)	17,282	4,100	8,281
Impairment of investment(3)	—	—	(3,692)
Other	(231)	224	88
	$5,336	$7,408	$(6,243)

(1)    During 2020, the company recognized a gain resulting from the sale of holdings in an affiliated company to third party (see Note 6B).
(2)    During 2021, 2020 and 2019, the Company recognized gains as a result of revaluation of its investments in affiliated companies.
(3)    During 2019, the Company recognized an impairment related to one of its investments (see Note 6C(1)).